Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 200,652	$ 128,878
Restricted cash	518	84
Inventory	6,453	3,656
Receivables due from related parties	228	166
Other current assets	17,040	25,061
Total current assets	224,891	157,845
Non-current assets
Derivative instruments	5,862	109
Vessel purchase prepayments	0	289,600
Vessels and equipment, net	2,342,165	1,856,461
Other fixed assets	3	5
Total non-current assets	2,348,030	2,146,175
Total Assets	2,572,921	2,304,020
Current liabilities
Current portion of long-term debt	(81,472)	(64,466)
Derivative instruments	(4,764)	(23,434)
Payables due to related parties	(348)	(312)
Accounts payable	(2,016)	(3,373)
Other current liabilities	(42,987)	(40,247)
Total current liabilities	(131,587)	(131,832)
Non-current liabilities
Long-term debt	(1,551,947)	(1,337,013)
Total non-current liabilities	(1,551,947)	(1,337,013)
Total liabilities	(1,683,534)	(1,468,845)
Equity
Share capital (2021: 54,110,584 shares issued (2020: 54,110,584), par value $0.10 per share)	(5,411)	(5,411)
Treasury shares at cost (December 31, 2021: 980,000 shares repurchased (December 31, 2020: 202,797))	9,449	1,661
Additional paid in capital	(1,189,060)	(1,190,333)
Accumulated deficit	295,635	358,908
Total equity	(889,387)	(835,175)
Total Liabilities and Equity	$ (2,572,921)	$ (2,304,020)